Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Summary of Inventories

TCHF	December 31, 2022	December 31, 2021
Raw material	2,758	2,742
Finished goods	139	366

Gross inventories	2,897	3,108
Valuation allowance	(2,670)	(2,717)

Total	227	391